Major customers and suppliers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 item customer	Jun. 30, 2019 item customer	Dec. 31, 2019 customer
Revenue from Contract with Customer Benchmark [Member]
Concentration Risk, Percentage	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	10.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	26.00%	22.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	18.00%	21.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	14.00%	16.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	11.00%	14.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage	11.00%	13.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage	11.00%	11.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	22.00%		30.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	20.00%		18.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	19.00%		18.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	17.00%		16.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer E [Member]
Concentration Risk, Percentage	14.00%		16.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Customers	6	6
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Customers	5		5
Major Suppliers [Member]
Concentration Risk, Percentage	10.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Number of Suppliers | item	2	2
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage	62.00%	30.00%
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage	12.00%	16.00%